Subsequent Events (Details) - USD ($) $ in Thousands						1 Months Ended
	Mar. 03, 2020	Feb. 10, 2020	Feb. 07, 2020	Jan. 14, 2020	Jan. 03, 2020	Sep. 17, 2020	Jan. 14, 2020	Jan. 09, 2020	Feb. 28, 2018
Subsequent Events (Textual)
Issued shares of common stock									309,497
Fair value						$ 390			$ 464
Subsequent Event [Member]
Subsequent Events (Textual)
Issued shares of common stock					100,000
Common stock shares issued in consideration, description			Dinar Zuz provided an additional amount of $450 to the Company which was be provided in a form of the Dinar Zuz Convertible Note pursuant to a securities purchase agreement between the Company and Dinar Zuz, dated July 30, 2019.		Dinar Zuz provided an additional amount of $300 to the Company which was be provided in a form of the Optima Convertible Note pursuant to a securities purchase agreement between the Company and Optima, dated July 30, 2019. Additionally, on January 3, 2020, the Company issued 100,000 shares of its Common Stock to Dinar Zuz LLC, as a result of a conversion of the Dinar Convertible Note in the amount of $300.
Number of shares issued		10,000
Subsequent Event [Member] | 2016 Incentive Plan [Member]
Subsequent Events (Textual)
Issued shares of common stock				58,334
Fair value				$ 332
Subsequent Event [Member] | Dinar Zuz LLC [Member]
Subsequent Events (Textual)
Amount of shares issued	$ 700
Number of shares issued	1,157,478
Subsequent Event [Member] | Service Agreement [Member]
Subsequent Events (Textual)
Amount of shares issued								$ 240
Number of shares issued								40,000
Subsequent Event [Member] | Settlement of stock-based liabilities[Member]
Subsequent Events (Textual)
Amount of shares issued							$ 459
Number of shares issued							66,334